Summary of significant accounting policies	12 Months Ended
Dec. 31, 2022
Summary Of Significant Accounting Policies
Summary of significant accounting policies	Summary of significant accounting policiesThe principal accounting policies applied in preparing these consolidated financial statements are outlined below. These policies have been consistently applied to all years presented.
5.2.1 Basis of preparation
These 2022 Consolidated Financial Statements have been prepared in accordance with the International financial reporting standards, which comprise IFRS (International Financial Reporting Standards), IAS (International Accounting Standard) and their interpretations, SIC (Standards Interpretations Committee) and IFRIC (International Financial Reporting Interpretations Committee), as issued by the International Accounting Standards Board (“IASB”).
The preparation of financial statements in conformity with IFRS as issued by the IASB requires the use of certain critical accounting estimates. It also requires the Group’s management to exercise its judgement in applying the Group’s accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5.3.
For ease of presentation, numbers have been rounded and, where indicated, are presented in thousands of Euros. Calculations, however, are based on exact figures. Therefore, the sum of the numbers in a column of a table may not conform to the total figure displayed in the column.
These consolidated financial statements were approved by the Management Board on March 21, 2023 and authorized for issuance by the Supervisory Board on March 22, 2023.
5.2.2 Impact of new, revised or amended Standards and Interpretations
(a)New and amended standards adopted by the Group

Standard - Interpretation – Amendment		Effective Date	Effects
Amendments to IFRS 3, IAS 16, and IAS 37	Reference to the Conceptual Framework, Proceeds before Intended use and Onerous Contracts - Cost of Fulfilling a Contract	January 1, 2022	None
Amendments to IFRS1, IFRS 9, IFRS 16 and IAS 41	Annual Improvements to IFRSs 2018-2020 Cycle	January 1, 2022	None
No IFRS Interpretations Committee's agenda decisions had any material impact on the amounts recognized in prior periods and are not expected to significantly affect the current or future periods.
(b)New standards, amendments and interpretations issued but not effective for the financial year beginning January 1, 2022, and not early adopted.
The Group did not elect for early application of the following new standards, amendments and interpretations which were issued by the IASB but not mandatory as at January 1, 2022:
•IFRS 17 including Amendments to IFRS 17 – Insurance contracts
•Amendments to IAS 1 and IFRS Practice Statement 2 – Disclosure of Accounting Policies
•Amendments to IAS 8 – Definition of Accounting Policies
•Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction
These standards and amendments are not expected to have a material impact on the entity in the current reporting periods and on foreseeable future transactions.
5.2.3 Consolidation
Subsidiaries
Subsidiaries are entities over which the Company has control. The Company controls an entity when the Company is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.
The Group uses the acquisition method of accounting to account for business combinations. The consideration transferred for the acquisition of a subsidiary is the fair value of assets transferred, the liabilities incurred, and the equity interests issued by the Company. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs, other than those associated with the issue of debt or equity securities, are expensed as incurred. Identifiable assets acquired, liabilities, and contingent liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. The excess of the consideration transferred over the fair value of the Company’s share of the identifiable net assets acquired is recorded as goodwill. If the fair value of the net assets of the acquired subsidiary exceeds the consideration, the difference is recognized directly in the income statement as a bargain purchase gain. Intercompany transactions, balances and unrealized gains on transactions between Group companies are eliminated.
AssociatesAssociates are entities over which the Company has significant influence.
5.2.4 Foreign currency translation
(a)Functional and presentation currency
Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (the functional currency). The consolidated financial statements are presented in Euros which is Valneva SE’s functional and presentation currency.
(b)Transactions and balances
Foreign currency transactions are converted into the functional currency using exchange rates applicable on the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at year-end exchange rates are recognized in the income statement.
(c)Subsidiaries
The results and financial position of all subsidiaries (none of which having the currency of a hyperinflationary economy) that have a functional currency different from the presentation currency are converted into the presentation currency as follows:
•assets and liabilities presented for each balance sheet are converted according to the exchange rate valid on the balance sheet date;
•from 2021 onward, income and expenses for each income statement are converted at monthly average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are converted on the dates of the transactions). In 2020, income and expenses for each income statement were converted using exchange rates applicable on the dates of the transactions); and
•all resulting exchange differences are recognized as other comprehensive income and are shown as other reserves.
When a foreign operation is partially disposed of or sold, exchange differences that had been recorded in equity are recognized in the income statement as part of the gain or loss on sale.
5.2.5 Financial risk management
The Group’s activities expose it to a variety of financial risks: market risk (including currency risk and interest rate risk), credit risk, and liquidity risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance.
Financial risk management is carried out under the CFO’s responsibility and is closely supervised by the Management Board. The Group’s risk management systems identify, evaluate and manage financial risks. The Management Board submits regular reports on its risk management systems, including the management of financial risks, to the Audit Committee of the Supervisory Board.
(a)Market risk
Foreign exchange risk
The Group operates internationally and is exposed to foreign exchange risks arising from various currencies, primarily with respect to the British Pound (GBP), the Canadian Dollar (CAD), the Swedish Krona (SEK) and the US Dollar ($). The foreign exchange risks from the exposure to other currencies, including the Danish Krone, the Swiss Franc and the Norwegian Krone, are relatively limited. Foreign exchange risks arise from future commercial transactions, recognized assets and liabilities, and net investments in foreign operations.
The objective of the Group is to limit the potential negative impact of the foreign exchange rate changes, for example by currency conversion of cash and cash equivalents denominated in foreign currency and by using foreign currency options.
The Group has certain investments in foreign operations, the net assets of which are exposed to foreign currency translation risk.
The following table details the Group’s sensitivity to a 10% increase and decrease in currency units against the relevant foreign currencies. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates. The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the year-end for a 10% change in foreign currency rates. The sensitivity analysis includes external loans as well as loans to foreign operations within the Group where the denomination of the loan is in a currency other than the currency of the lender or the borrower. A positive number below indicates an increase in pre-tax profit or a reduction in pre-tax loss. With all other variables held constant, the impact from changes in exchange rates on the pre-tax result would be as follows:

	Year ended December 31,
(In € thousand)	2022	2021
EUR/$ +10%	13,873	6,818
EUR/$ -10%	(16,956)	(8,334)
EUR/GBP +10%	(6,605)	(11,986)
EUR/GBP -10%	8,073	14,650
EUR/SEK +10%	(2,761)	(2,884)
EUR/SEK -10%	3,374	3,525
EUR/CAD +10%	(616)	(557)
EUR/CAD -10%	753	681
As at December 31, 2022, the increase in the foreign currency exchange risk in $ were mainly caused by a significant increase in intercompany (IC) receivables denominated in $ in Valneva Austria GmbH.
As at December 31, 2022, the decrease in the foreign currency exchange risk in GBP was caused by lower refund liabilities denominated in GBP in Valneva Austria GmbH relating to the COVID-19 vaccine program (see Note 5.1).
As at December 31, 2022, there are no material changes in the foreign currency exchange risk in SEK, which is in line with the stable level of IC receivables within the group denominated in SEK.
While the Group utilized a hedging strategy to lower its exposure to non-Euro currencies, there is a business need to keep a certain level of non-Euro funds available in its accounts at any time in order to cover payment obligations denominated in GBP or $. In addition, revaluation of certain non-Euro cash balances is offset by revaluation of non-Euro denominated refund liabilities on the Group’s balance sheet (see Note 5.29).
Interest rate risks
The Group is exposed to market risks in connection with hedging both its liquid assets and its medium and long-term indebtedness and borrowings subject to variable interest rates.
Borrowings issued at variable rates expose the Group to cash flow interest rate risks, which are offset by cash and financial assets held at variable rates. During 2022, as well as 2021 and 2020, the Group’s investments at variable rates, as well as the borrowings at variable rates, were denominated in €, SEK, $, CAD and GBP.
The Group analyzes its interest rate exposure on a dynamic basis. Based on this analysis, the Group calculates the impact on profit and loss of a defined interest rate change. The same interest rate change is used for all currencies. The calculation only includes investments in financial instruments and cash in banks that represent major interest-bearing positions. As at December 31, 2022 and December 31, 2021, no material interest risk was identified. In case of increasing interest rates the positive effect from cash in banks will be higher than the negative effect from variable interest-bearing liabilities; in case of decreasing interest rates there will be no material negative impact.
(b)Credit risks
The Group is exposed to credit risk. Valneva holds bank accounts, cash balances, and securities at sound financial institutions with high credit ratings. To monitor the credit quality of its counterparts, the Group relies on credit ratings as published by specialized rating agencies such as Standard & Poor’s, Moody’s, and Fitch. The Group has policies that limit the amount of credit exposure to any single financial institution. The Group is also exposed to credit risks from its trade debtors, as its income from product sales, collaborations, licensing and services arises from a small number of transactions. The Group has policies in place to enter into such transactions only with highly reputable, financially sound counterparts. If customers are independently rated, these ratings are used. Otherwise, when there is no independent rating, a risk assessment of the credit quality of the customer is performed, taking into account its financial position, past payment experience and other relevant factors. Individual credit limits are set based on internal or external ratings in accordance with signature authority limits as set by the Management Board. Most of the trade receivables are receivables from governmental institutions with high credit rating (AAA-country or AA-country). The credit quality of financial assets is described in Note 5.17.3.
(c)Liquidity risks
The Group is exposed to liquidity risk due to the maturity of its financial liabilities and the fluctuations of its operating cash-flow, and the potential implementation of early repayment clauses in loan or grant agreements. Furthermore, fluctuations in the Group’s operating cash flow during accounting periods also generate liquidity risks. Prudent liquidity risk management therefore implies maintaining sufficient cash resources, cash equivalents and short-term deposits in order to satisfy ongoing operating requirements and the ability to close out market positions. Extraordinary conditions on the financial markets may, however, temporarily restrict the possibility to liquidate certain financial assets.
Although it is difficult to predict future liquidity requirements, the Group considers that the existing cash and cash equivalents as at December 31, 2022 will be sufficient to fund the operations for at least the 12 months from the date of authorization for issuance of these consolidated financial statements. For the existing loan agreement with covenants, amendments were agreed to reduce the minimum liquidity covenant and the minimum revenue covenant to prevent a breach of the covenants (see Note 5.24.1).
The table below analyzes the Group’s financial liabilities into relevant maturity groupings based on the remaining period from the balance sheet date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

AS AT 31 DECEMBER, 2021 (In € thousand)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Between 5 and 10 years	Between 10 and 15 years	Over 15 years	Total
Borrowings	7,121	48,560	20,534	1,765	—	—	77,980
Lease liabilities	4,060	29,011	5,761	12,798	9,928	1,905	63,464
Refund liabilities	101,070	132,355	55,000	12,720	—	—	301,145
Trade payables and accruals	68,119	—	—	—	—	—	68,119
Tax and employee-related liabilities[3]	10,101	—	—	—	—	—	10,101
Other liabilities	27	25	—	—	—	—	52
	190,499	209,952	81,295	27,282	9,928	1,905	520,861

[3]Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.

AS AT 31 DECEMBER, 2022 (In € thousand)	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	Between 5 and 10 years	Between 10 and 15 years	Over 15 years	Total
Borrowings	11,629	74,815	44,859	939	—	—	132,242
Lease liabilities	26,674	5,915	5,706	11,620	9,568	80	59,563
Refund liabilities	140,098	—	7,000	—	—	—	147,098
Trade payables and accruals	41,491	—	—	—	—	—	41,491
Tax and employee-related liabilities[3]	10,778	—	—	—	—	—	10,778
Other liabilities	87	—	—	—	—	—	87
	230,756	80,731	57,565	12,559	9,568	80	391,260
[3]Social security and other tax payables are excluded from the tax and employee-related liabilities balance, as this analysis is required for financial instruments only.

The fair values as well as the book values of the Group’s borrowings are disclosed in Note 5.24. To manage liquidity risk, the Group holds sufficient cash, cash equivalents and short-term deposit balances.
5.2.6 Capital risk management
The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide benefits for shareholders and for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. The Group actively manages its funds to primarily ensure liquidity and principal preservation while seeking to maximize returns. The Group’s cash and short-term deposits are located at several different banks. In order to maintain or adjust the capital structure, the Group may issue new shares or sell assets to reduce debt.
In order to pursue its business strategy to grow into a major, self-sustainable vaccine company through organic growth and opportunistic mergers & acquisitions, the Group may rely on additional equity and debt financing. Capital consists of “Equity” as shown in the consolidated balance sheet.5.2.7 Fair value estimationThe carrying value less impairment provision of trade receivables and payables are assumed to approximate their fair values due to the relatively short maturity of the respective instruments.